FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       April 29, 2004


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       81

Form 13F Information Table Value Total:       $188,758



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      452    10993 SH       SOLE                             10993
Adobe Systems Inc              COM              00724F101     2051    52200 SH       SOLE                             52200
Altria Group Inc               COM              02209S103      354     6495 SH       SOLE                              6495
American International Group   COM              026874107     3361    47106 SH       SOLE                             47106
Amgen Inc                      COM              031162100     2916    50140 SH       SOLE                             50140
Apollo Group Inc - Cl A        COM              037604105     1676    19450 SH       SOLE                             19450
Avery-Dennison Corp            COM              053611109      426     6840 SH       SOLE                              6840
BJ Services Co                 COM              055482103     2652    61300 SH       SOLE                             61300
Bank of America Corp           COM              060505104     5270    65072 SH       SOLE                             65072
Barr Pharmaceuticals Inc       COM              068306109     3514    76567 SH       SOLE                             76567
BellSouth Corp                 COM              079860102     4219   152350 SH       SOLE                            152350
Best Buy Co Inc                COM              086516101     3041    58800 SH       SOLE                             58800
Caremark Rx Inc                COM              141705103     4289   129000 SH       SOLE                            129000
ChevronTexaco Corp             COM              166764100     3581    40800 SH       SOLE                             40800
Cisco Systems Inc              COM              17275R102     4698   199320 SH       SOLE                            199320
Citigroup Inc                  COM              172967101     4554    88088 SH       SOLE                             88088
Coach Inc                      COM              189754104     4079    99520 SH       SOLE                             99520
Coca Cola Co                   COM              191216100     3335    66305 SH       SOLE                             66305
Costco Wholesale Corp          COM              22160K105      313     8310 SH       SOLE                              8310
Danaher Corp                   COM              235851102     2119    22700 SH       SOLE                             22700
Dell Inc                       COM              24702R101     7038   209327 SH       SOLE                            209327
Dow Chemical Co                COM              260543103      363     9000 SH       SOLE                              9000
EMC Corp - Mass                COM              268648102      220    16200 SH       SOLE                             16200
Ebay Inc                       COM              278642103     3220    46480 SH       SOLE                             46480
Exxon Mobil Corp               COM              30231G102      823    19788 SH       SOLE                             19788
Fannie Mae                     COM              313586109     5322    71580 SH       SOLE                             71580
First Data Corp                COM              319963104     2746    65130 SH       SOLE                             65130
Fiserv Inc.                    COM              337738108     1751    48950 SH       SOLE                             48950
General Electric Co            COM              369604103     5053   165557 SH       SOLE                            165557
Gillette Co                    COM              375766102      235     6000 SH       SOLE                              6000
Health Management Assoc Inc    COM              421933102      546    23524 SH       SOLE                             23524
Home Depot Inc                 COM              437076102     1472    39400 SH       SOLE                             39400
Illinois Tool Works Inc        COM              452308109     1046    13200 SH       SOLE                             13200
International Business Machine COM              459200101     4232    46081 SH       SOLE                             46081
Jacobs Engineering Group Inc   COM              469814107     2651    59450 SH       SOLE                             59450
Johnson & Johnson              COM              478160104     1933    38114 SH       SOLE                             38114
Lear Corp                      COM              521865105     2057    33200 SH       SOLE                             33200
Lehman Brothers Holding Inc    COM              524908100     2378    28700 SH       SOLE                             28700
Lennar Corp                    COM              526057104     5462   101100 SH       SOLE                            101100
Linear Technology Corp         COM              535678106     1791    48300 SH       SOLE                             48300
Lowe's Companies               COM              548661107     3713    66150 SH       SOLE                             66150
MBNA Corp                      COM              55262L100     4088   147951 SH       SOLE                            147951
Medtronic Inc                  COM              585055106     1041    21800 SH       SOLE                             21800
Merck & Co Inc                 COM              589331107      233     5275 SH       SOLE                              5275
Microsoft Corp                 COM              594918104     4941   198210 SH       SOLE                            198210
Northern Trust Corp.           COM              665859104      677    14540 SH       SOLE                             14540
PSS World Medical Inc          COM              69366A100      224    20000 SH       SOLE                             20000
Pactiv Corporation             COM              695257105     2649   119050 SH       SOLE                            119050
Paychex Inc                    COM              704326107     2741    77000 SH       SOLE                             77000
Pfizer Inc                     COM              717081103     4949   141199 SH       SOLE                            141199
Procter & Gamble Co            COM              742718109     3103    29585 SH       SOLE                             29585
Ruby Tuesday Inc               COM              781182100     3595   111825 SH       SOLE                            111825
SBC Communications Inc         COM              78387G103      627    25568 SH       SOLE                             25568
Schering Plough Corp           COM              806605101      344    21230 SH       SOLE                             21230
Smith International Inc        COM              832110100      342     6400 SH       SOLE                              6400
Southern Co                    COM              842587107      324    10638 SH       SOLE                             10638
Southtrust corp                COM              844730101     2322    70000 SH       SOLE                             70000
St Jude Medical Inc            COM              790849103     4297    59600 SH       SOLE                             59600
State Street Boston Corp       COM              857477103     1981    38000 SH       SOLE                             38000
Stryker Corp                   COM              863667101     3276    37000 SH       SOLE                             37000
SunTrust Banks Inc             COM              867914103      693     9948 SH       SOLE                              9948
Symantec Corp                  COM              871503108     4195    90600 SH       SOLE                             90600
Sysco Corp                     COM              871829107     2853    73050 SH       SOLE                             73050
TCF Financial Corp             COM              872275102     2817    55150 SH       SOLE                             55150
Taser International Inc        COM              87651b104      470     6000 SH       SOLE                              6000
UTStarcom Inc                  COM              918076100     1495    52000 SH       SOLE                             52000
United Parcel Service -CL B    COM              911312106     2769    39650 SH       SOLE                             39650
United Technologies Corp       COM              913017109     4210    48780 SH       SOLE                             48780
UnitedHealth Group Inc         COM              91324p102     2919    45300 SH       SOLE                             45300
V F Corp                       COM              918204108      206     4409 SH       SOLE                              4409
Verizon Communications         COM              92343v104      202     5523 SH       SOLE                              5523
Wachovia Corp                  COM              929903102      860    18300 SH       SOLE                             18300
Wal-Mart Stores Inc            COM              931142103     5183    86830 SH       SOLE                             86830
Walgreen Co                    COM              931422109      736    22350 SH       SOLE                             22350
Wellpoint Health Networks      COM              94973h108      756     6650 SH       SOLE                              6650
Wells Fargo Company            COM              949746101      601    10600 SH       SOLE                             10600
XTO Energy Inc                 COM              98385X106     4271   169206 SH       SOLE                            169206
American High Income Tr SBI                     026547109      151 12264.054000SH    SOLE                        12264.054000
American Wash Mutual Invst-A                    939330106      259 8884.687000SH     SOLE                        8884.687000
Merrill Lynch Fundamental Grow                  589958107      200 11910.081000SH    SOLE                        11910.081000
New Perspective Fund Cl A                                      204 8051.615000SH     SOLE                        8051.615000